Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (41,918,390)	$ 1,511,394	$ 2,016,100
Net income from discontinued operations	1,425,125	1,589,509	2,016,100
Net loss from continuing operations	(43,343,515)	(78,115)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Disposal of subsidiaries, net of cash disposed	22,119,583
Amortization of right-of-use asset	8,809
Share-based compensation	20,910,833
Changes in operating assets and liabilities:
Accounts receivable	(6,879,528)
Other payable - related parties	19,542	1,461
Accounts payables	6,482,522
Accrued liabilities and other payables	(208,992)	77,171
Prepaid expenses and other current assets	(49,955)
Taxes payable	57,920
Net cash (used in) provided by operating activities - continuing operations	(882,781)	517
Net cash (used in) provided by operating activities - discontinued operations	(418,839)	1,505,873	(2,465,652)
Net cash (used in) provided by operating activities	(1,301,620)	1,506,390	(2,465,652)
Cash flows from investing activities:
Net cash provided by (used in) investing activities - continuing operations
Net cash used in investing activities - discontinued operations		(2,183)	(916,453)
Net cash used in investing activities		(2,183)	(916,453)
Cash flows from financing activity:
Proceeds from additional paid-in capital	5,422,746
Repayments of related parties	(4,723,256)
Net cash provided by financing activities - continuing operations	699,490
Net cash (used in) provided by financing activities - discontinued operations	(428,732)	(2,393,686)	1,951,254
Net cash provided by (used in) financing activity	270,758	(2,393,686)	1,951,254
Effect of exchange rate changes on cash from continuing operations	183,171	(8)
Effect of exchange rate changes on cash from discontinued operations	866,645	418,396	(197,272)
Net change in cash, including cash from discontinued operations	18,954	(471,091)	(1,628,123)
Cash, including cash from discontinued operations - beginning of year	28,654	499,745	2,127,868
Cash, including cash from discontinued operations - end of year	47,608	28,654	499,745
Less cash from discontinued operations	47,219	28,145	499,745
Cash from continuing operations, end of year	389	509
Supplemental disclosure information:
Cash paid for interest	1,281	610,667	857,114
Cash paid for income tax	93	322,414	1,220
Supplemental non-cash information:
Right-of-use assets obtained in exchange for lease liability	$ 48,606